CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Condensed Consolidated Statements of Cash Flows
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	$ (136,374)	$ (245,674)	$ (679,026)	$ (664,765)
Cash Flows From Investing Activities
Purchases of property and equipment	0	13,273	42,681	41,375
Proceeds from sale of Property and Equipment	0	45,608	45,608	182,446
Increases in (decreases to) restricted cash	0	43	(65,529)	(1,063)
Collections on note receivable	0	0	0	895
Loan made to related party	(55,000)	0	0	0
Net Cash Provided by (Used in) Investing Activities	(55,000)	32,292	68,456	143,029
Cash Flows From Financing Activities
Convertible debt issued, net of OID	143,050	0	121,000	0
Borrowngs under long-term debt	0	0	83,734	128,054
Net repayments on line of credit	0	0	0	(218,000)
Principal payments on long-term obligations	(20,680)	(48,988)	(144,585)	(188,020)
Payment of debt issuance costs	0	0	10,000	0
Principal borrowings from (payments on) Notes Payable - related party	0	(6,000)	(44,480)	44,480
Private placements of common stock, net	0	373,855	603,265	696,030
Proceeds from stock options exercised	0	0	1,983	4,750
Proceeds from Warrant Exercises	0	0	0	121,952
Net cash provided by financing activities	122,370	318,867	610,917	589,246
Net Increase (Decrease) in Cash and Cash Equivalents	(69,004)	105,485	347	67,510
Cash and Cash Equivalents - Beginning	82,201	81,854	81,854	14,344
Cash and Cash Equivalents - Ending	$ 13,197	$ 187,339	$ 82,201	$ 81,854